Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 98.6%	Par	Value
Alabama - 1.2%
Auburn University, 4.00%, 06/01/2034	$3,550,000	$3,562,906

Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	890,000	919,516

Arizona - 2.7%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	1,920,000	1,894,558
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,566,433
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,387,177
		7,848,168

California - 13.5%
California Community Choice Financing Authority
5.00%, 09/01/2029	3,805,000	4,075,169
3.60% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,537,083
5.50%, 05/01/2054 (a)	5,000,000	5,398,984
California Earthquake Authority, 5.60%, 07/01/2027	16,095,000	16,338,998
California Infrastructure & Economic Development Bank, 4.00%, 05/01/2046	2,000,000	2,012,531
California Municipal Finance Authority
5.00%, 11/01/2029 (b)	1,170,000	1,200,248
5.00%, 11/01/2049 (b)	1,575,000	1,476,644
California School Finance Authority, 5.00%, 07/01/2037 (b)	1,180,000	1,214,187
Fairfield California, 4.28%, 04/01/2038 (c)	3,845,000	2,376,870
		39,630,714

Colorado - 5.5%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	6,000,000	6,294,567
Colorado Health Facilities Authority, 4.00%, 12/01/2040	3,500,000	3,445,719
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	5,925,000	6,411,412
		16,151,698

District of Columbia - 0.9%
District of Columbia Housing Finance Agency, 5.00%, 12/01/2026 (a)	2,500,000	2,551,952

Florida - 3.5%
Florida Development Finance Corp., 5.00%, 07/01/2044	5,500,000	5,797,230
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	4,455,000	4,458,714
		10,255,944

Georgia - 0.8%
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,464,677

Illinois - 8.0%
Chicago Illinois Park District
4.00%, 01/01/2034	1,425,000	1,460,543
4.00%, 01/01/2036	2,930,000	3,003,162
4.00%, 01/01/2036	1,000,000	1,019,671
Du Page Illinois, 3.00%, 05/15/2047	7,495,000	6,048,661
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,801,929
Illinois State, 5.00%, 02/01/2039	5,150,000	5,173,835
Metropolitan Pier & Exposition Authority
2.43%, 12/15/2031 (c)	135,000	105,377
3.02%, 06/15/2034 (c)	270,000	191,105
3.74%, 12/15/2038 (c)	1,175,000	682,935
4.21%, 12/15/2040 (c)	2,500,000	1,327,994
5.13%, 06/15/2046 (c)	3,300,000	1,326,038
3.49%, 12/15/2051 (c)	375,000	115,377
3.65%, 12/15/2052 (c)	590,000	172,782
		23,429,409

Indiana - 2.0%
Greenfield-Central Community School Corp., 5.00%, 01/15/2025	1,535,000	1,538,889
Indiana Housing & Community Development Authority, 5.00%, 10/01/2026 (a)	4,452,000	4,503,973
		6,042,862

Iowa - 2.5%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,353,158
2.00%, 06/01/2039	2,555,000	1,857,050
Iowa Finance Authority, 3.88%, 01/01/2042 (a)	4,000,000	4,031,943
		7,242,151

Louisiana - 0.8%
Louisiana Housing Corp., 5.00%, 11/01/2026 (a)	2,300,000	2,343,959

Maine - 0.5%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,525,887

Maryland - 5.3%
Baltimore County Maryland
4.00%, 01/01/2039	1,000,000	1,005,401
4.00%, 01/01/2040	1,525,000	1,528,360
Maryland Community Development Administration, 2.41%, 07/01/2043	2,500,000	1,828,259
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,258,489
Maryland Health & Higher Educational Facilities Authority, 5.00%, 08/15/2038	10,000,000	10,003,532
		15,624,041

Massachusetts - 0.3%
Massachusetts Development Finance Agency, 3.75% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (b)	1,000,000	999,962

Minnesota - 1.1%
Minnesota State, 1.75%, 08/01/2038	4,150,000	3,153,138

Missouri - 0.8%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,880,916	2,243,926

Montana - 0.4%
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,051,616

Nebraska - 3.5%
Douglas County Nebraska, 3.68% (SIFMA Municipal Swap Index + 0.53%), 07/01/2035	7,775,000	7,731,348
Nebraska Investment Finance Authority, 4.35%, 09/01/2043	2,500,000	2,534,342
		10,265,690

Nevada - 0.9%
Nevada Housing Division, 5.00%, 12/01/2025 (a)	2,775,000	2,780,936

New Hampshire - 0.6%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,826,344

New Jersey - 2.9%
New Jersey Economic Development Authority, 4.40% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025	6,910,000	6,915,156
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,684,694
		8,599,850

New York - 12.6%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	749,524
Metropolitan Transportation Authority
3.58% (SIFMA Municipal Swap Index + 0.43%), 11/01/2031	12,500,000	12,479,782
5.00%, 11/15/2038	1,250,000	1,346,746
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,759,628
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	9,063,210
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	3,093,647
New York State Dormitory Authority
5.25%, 05/01/2040	1,205,000	1,355,330
5.50%, 05/01/2049	750,000	833,137
New York State Housing Finance Agency
1.60%, 11/01/2024	540,000	538,665
1.65%, 05/15/2039	1,240,691	1,011,737
New York State Transportation Development Corp., 5.00%, 07/01/2041	5,000,000	5,000,005
		37,231,411

North Carolina - 2.9%
North Carolina Housing Finance Agency
3.38%, 07/01/2048 (a)	4,000,000	3,999,481
3.20%, 07/01/2056 (a)	4,700,000	4,698,805
		8,698,286

North Dakota - 1.3%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	3,785,000	3,894,114

Ohio - 0.4%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,074,391

Pennsylvania - 1.8%
Allegheny County Pennsylvania Hospital Development Authority, 3.73% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,733,306
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,434,141
Lancaster Municipal Authority, 5.00%, 05/01/2044	1,200,000	1,286,804
		5,454,251

Rhode Island - 1.1%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054 (a)	3,300,000	3,308,396

South Carolina - 2.8%
South Carolina Jobs-Economic Development Authority, 3.39%, 05/01/2061 (a)	1,000,000	1,000,000
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	4,585,000	3,622,898
1.88%, 03/01/2038	4,675,000	3,616,936
		8,239,834

Tennessee - 2.1%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027 (a)	6,000,000	6,212,950

Texas - 2.4%
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039	225,000	249,884
4.00%, 06/15/2044	400,000	401,128
4.00%, 06/15/2049	270,000	263,671
4.13%, 06/15/2054	460,000	451,823
Austin Texas, 7.88%, 09/01/2026	1,250,000	1,264,204
Clifton Texas Higher Education Finance Corp., 4.00%, 04/01/2040	2,450,000	2,484,556
Kilgore Independent School District, 2.00%, 02/15/2052 (a)	2,000,000	1,982,387
		7,097,653

Utah - 3.5%
Utah Housing Corp.
3.63%, 02/01/2026	1,957,000	1,966,532
3.00%, 01/21/2052	1,736,684	1,537,380
4.50%, 06/21/2052	4,391,938	4,349,660
5.00%, 10/21/2052	2,300,565	2,320,563
		10,174,135

Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency, 3.28%, 12/01/2030 (a)	1,450,000	1,450,000

Virginia - 0.8%
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,248,944

Wisconsin - 8.4%
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	756,180
1.88%, 12/01/2038	1,320,000	949,097
1.88%, 12/01/2039	2,650,000	1,846,538
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,130,199
Public Finance Authority, 4.00%, 08/01/2059	3,990,000	3,988,635
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	762,135
2.00%, 03/01/2039	1,500,000	1,107,337
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)	5,000,000	5,187,608
Wisconsin State, 3.57% (SIFMA Municipal Swap Index + 0.42%), 05/01/2025	8,955,000	8,954,903
		24,682,632
TOTAL MUNICIPAL BONDS (Cost $289,809,799)		290,282,343

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%	Shares
First American Government Obligations Fund - Class Z, 4.78% (d)	12,329,514	12,329,514
TOTAL SHORT-TERM INVESTMENTS (Cost $12,329,514)		12,329,514

TOTAL INVESTMENTS - 102.8% (Cost $302,139,313)		302,611,857
Liabilities in Excess of Other Assets - (2.8)%		(8,358,853)
TOTAL NET ASSETS - 100.0%		$294,253,004

Percentages are stated as a percent of net assets.

SIFMA - Securities Industry and Financial Markets Association

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond. The rate shown is the effective yield as of September 30, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total

Municipal Bonds	$–	$290,282,343	$–	$290,282,343
Money Market Funds	12,329,514	–	–	12,329,514
Total Investments	$12,329,514	$290,282,343	$–	$302,611,857